SunAmerica Asset Management, LLC
Harborside 5 185 Hudson Street
Suite 3300
Jersey City, NJ 07311 www.aig.com
Jennifer M. Rogers
Associate General Counsel
SunAmerica Asset Management, LLC
AIG Life & Retirement
T +1 201 324 6522
C +1 215 284 0483
Jennifer.Rogers@aig.com

October 8, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I

Post-Effective Amendment No. 109 under the Securities Act of 1933 and Amendment No. 108 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-83631 and File No. 811-03738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 109 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Global Strategy Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on October 4, 2021. It is proposed that the Amendment will become effective on December 7, 2021.

Any questions or comments on the Amendment should be directed to the undersigned at 215-284-0483.

Very truly yours,

/s/ Jennifer M. Rogers

Jennifer M. Rogers

Cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Stacey P. Ruiz, Esq., Willkie Farr & Gallagher LLP